Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans
Discretionary contributions to qualified profit sharing and non qualified deferred compensation plan	$ 17.4	$ 15.7	$ 13.9